Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Condensed Balance Sheets of the Company (Parent company only) for the periods presented are as follows:

(Dollars in thousands)	December 31,
ASSETS	2021	2020
Cash and cash equivalents	$8,707	$5,234
Investment in subsidiary	289,446	149,014
Other assets	1,856	1,498

Total assets	$300,009	$155,746

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other borrowings	$1,000	$33,875
Other liabilities	2	153

Total liabilities	1,002	34,028
Commitments and contingencies—ESOP-owned shares	—	1,302
Shareholders’ equity:
Common stock	13,432	6,350
Additional paid-in capital	249,252	91,462
Retained earnings	36,029	24,605
Accumulated other comprehensive income	1,393	279
Treasury stock: at cost	(1,099)	(978)

	299,007	121,718
Less: ESOP-owned shares	—	1,302

Total shareholders’ equity	299,007	120,416

Total liabilities & shareholders’ equity	$300,009	$155,746

Schedule of Condensed Statements of Income and Comprehensive Income
Condensed Statements of Income and Comprehensive Income of the Company (Parent company only) for the periods are as follows:

	For the Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Interest expense:
Interest on notes payable	$1,091	$1,615	$1,436

Total interest expense	1,091	1,615	1,436

Noninterest expense:
Legal and professional	680	1,233	937
Other	23	37	(1)

Total noninterest expense	703	1,270	936

Loss before income tax expense and equity in undistributed earnings of subsidiaries	(1,794)	(2,885)	(2,372)
Income tax benefit	359	384	498

Loss before equity in undistributed earnings of subsidiaries	(1,435)	(2,501)	(1,874)
Equity in undistributed earnings of subsidiaries	12,859	14,616	4,255

Net income	$11,424	$12,115	$2,381

Comprehensive income	$12,538	$12,394	$2,404

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows of the Company (Parent company only) for the periods presented are as follows:

	For the Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Cash flows from operating activities:
Net income	$11,424	$12,115	$2,381
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed net income of subsidiaries	(12,859)	(14,616)	(4,255)
Net change in other assets	(359)	501	(1,485)
Net change in other liabilities	(150)	(320)	393

Net cash used in operating activities	(1,944)	(2,320)	(2,966)
Cash flows from investing activities:
Capital investment in subsidiaries	(125,800)	—	(2,500)

Net cash used in investing activities	(125,800)	—	(2,500)
Cash flows from financing activities:
Proceeds from other borrowings	—	11,000	8,000
Repayment of notes payable	(32,875)	(7,500)	(1,500)
Proceeds from issuance of common stock	163,199	536	444
Proceeds from stock warrants exercised	19	—	—
Proceeds from stock options exercised	995	385	301
Net redemption of treasury stock	(121)	(38)	(527)

Net cash provided by financing activities	131,217	4,383	6,718

Increase in cash and cash equivalents	3,473	2,063	1,252
Cash and cash equivalents at beginning of period	5,234	3,171	1,919

Cash and cash equivalents at end of period	$8,707	$5,234	$3,171